NON-CASH TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Non Cash Transactions [abstract]
Schedule of Non-Cash transactions
Below is a detail of the transactions that did not involve cash flows in each fiscal year:

	2024	2023	2022
- Right of use assets and lease liabilities	290,390	154,795	4,703,725
- Acquisition of financed property, plant and equipment	3,045,788	758,353	11,453,585
- Delivery of shares – benefit plans	623,239	397,140	180,572